BANK LOANS (Details) - China Construction Bank $ in Millions	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Sep. 30, 2022	May 31, 2022 CNY (¥)	May 31, 2022 USD ($)
Short-term Debt [Line Items]
Fixed interest rate (in percent)			3.00%
Maximum borrowing capacity				¥ 30,000,000	$ 4.6
Subsequent events
Short-term Debt [Line Items]
Maximum borrowing capacity	¥ 1,000,000	$ 0.2